Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of segment information
	For the three months ended March 31,
	2022	2021
Logiq (Delaware)
Segment operating income	$-	$2,441,128
Other corporate expenses, net	(256,531)	5,270,305
Total operating (loss) income	(256,531)	(2,829,177)

Lovarra (including CreateApp)
Segment operating income	$3,309,017	$-
Other corporate expenses, net	4,699,640	-
Total operating (loss)	(1,390,623)	-

Logiq (Nevada) incl DataLogiq
Segment operating income	$4,796,367	$5,639,184
Other corporate expenses, net	7,642,798	6,891,756
Total operating (loss)	(2,846,431)	(1,252,572)

Consolidated
Segment operating income	$8,105,384	$8,080,312
Other corporate expenses, net	12,085,908	12,162,061
Total operating (loss)	(3,980,524)	(4,081,749)

	For the three months ended December 31,		For the twelve months ended December 31,
	2021	2020	2021	2020
Logiq (Delaware) incl APPLogiq
Segment operating income	$6,206,027	$2,112,988	$14,340,379	$22,758,572
Other corporate expenses, net	8,486,664	7,951,920	26,075,798	32,772,548
Total operating income	(2,280,637)	(5,838,932)	(11,735,419)	(10,013,976)

Logiq (Nevada) incl DATALogiq
Segment operating income	$6,930,284	$4,470,646	$23,006,480	$15,151,821
Other corporate expenses, net	9,945,640	5,774,197	31,397,848	19,647,514
Total operating income	(3,015,356)	(1,303,551)	(8,391,368)	(4,495,693)

Consolidated
Segment operating income	$13,136,311	$6,583,634	$37,346,859	$37,910,393
Other corporate expenses, net	18,432,304	13,726,117	57,473,646	52,420,062
Total operating income	(5,295,993)	(7,142,483)	(20,126,787)	(14,509,669)